Related Party Balances and Transactions (Details) - Schedule of Due from Related Parties - Common controlled by Ms. Siu [Member]	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Ms. Siu [Member]
Schedue of Due from Related Parties [Line Items]
Due from related parties			$ 70,001
Due to related parties	(59,106)	(7,567)
NCH [Member]
Schedue of Due from Related Parties [Line Items]
Due from related parties			16,202,732
Due to related parties	$ (34,184,138)	$ (4,376,466)